Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Restricted Stock Activity
A summary of the Company’s restricted stock activity follows:

	2013		2012		2011
	Shares	Weighted Average Grant- Date Fair Value	Shares	Weighted Average Grant- Date Fair Value	Shares	Weighted Average Grant- Date Fair Value
Restricted stock at January 1	1,771,664	$23.44	1,817,745	$22.37	1,478,000	$20.70
Granted	331,053	51.99	394,928	27.46	575,694	27.80
Vested (a)	(605,458)	19.54	(429,034)	22.66	(229,979)	25.29
Forfeitures	(33,565)	24.76	(11,975)	21.46	(5,970)	22.45
Restricted stock at December 31	1,463,694	$31.48	1,771,664	$23.44	1,817,745	$22.37
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(a)	The total fair value of awards upon vesting for the years ended December 31, 2013, 2012, and 2011, was $29.5 million, $12.4 million, and $6.1 million, respectively.

Compensation Expense For Restricted Stock and Performance Units
Compensation expense for share-based awards recognized in the Consolidated Statements of Income, net of forfeitures was as follows (dollars in thousands):

	Year Ended December 31
	2013	2012	2011
Restricted stock	$14,238	$11,687	$9,736
Performance units	523	—	—
Impact on income before income taxes	14,761	11,687	9,736
Income tax benefit	(5,728)	(4,543)	(3,784)
Impact on net income	$9,033	$7,144	$5,952

Unrecognized Compensation For Restricted Stock and Performance Units
The unrecognized compensation expense for all share-based awards follows (dollars in thousands):

	As of December 31, 2013
	Unrecognized Compensation Expense	Remaining Weighted Average Recognition Period (in years)
Restricted stock	$24,500	2.7
Performance units	2,941	3.5
Total unrecognized share-based compensation expense	$27,441	2.8